Cover page	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	Rio Tinto plc
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000863064
Current Fiscal Year End Date	--12-31